STROOCK & STROOCK & LAVAN LLP

180 Maiden Lane

New York, New York 10038

January 11, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Mr. Edward P. Bartz

Re:	CPG Carlyle Private Equity Fund, LLC (File No. 811-22763) CPG Carlyle Private Equity Master Fund, LLC (File No. 811-22764)

Ladies and Gentlemen,

On behalf of CPG Carlyle Private Equity Fund, LLC (the “Feeder Fund”) and CPG Carlyle Private Equity Master Fund, LLC (the “Master Fund” and, together with the Feeder Fund, the “Funds”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) is Amendment No. 1 (the “Amendment”) to each Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the “Registration Statement”).

The Feeder Fund’s Amendment is marked to show changes from the version of the confidential memorandum included in the Feeder Fund’s Registration Statement filed on October 30, 2012, and the Master Fund’s Amendment is marked to show changes from the Master Fund’s Registration Statement filed on October 30, 2012.  These changes consist of those made in response to comments of the staff (the “Staff”) of the Commission provided in your letter to me dated November 29, 2012, as well as various stylistic changes and disclosure clarifications.  As you noted in your letter, a significant portion of the Master Fund’s Registration Statement is incorporated by reference from the Feeder Fund’s Registration Statement.  Our responses to your comments, therefore, are based on the Feeder Fund’s Registration Statement.

Set forth below is a summary of the Staff’s comments and the Feeder Fund’s responses thereto.  Capitalized terms used but not defined herein have the meanings assigned to them in the Feeder Fund’s Amendment.

CONFIDENTIAL MEMORANDUM

Summary of Terms—The Fund (Page 1)

Comment 1.  The third paragraph of this section states that the Fund has submitted an application to the Commission for an exemptive order to permit the Fund to offer additional classes of Units to investors.  Please also state that there is no assurance that the Commission will grant this exemptive order.

Response 1.  The requested disclosure has been added.

Summary of Terms—Investment Program—The Fund (Page 3)

Comment 2.  The fourth paragraph of this section provides that the Fund may allocate investments to “special situations investments,” which may include debt instruments below the senior debt level.  Please describe the credit quality of this type of debt and, if below investment grade, include the term “junk bonds” in the description.

Response 2.  The requested disclosure has been added.

Comment 3.  The final paragraph of this section provides that the Fund’s assets will not be fully invested until the Fund “has been in operation for [__] to [__] months.”  If it is anticipated that the time required to fully invest the Fund’s assets will exceed three months, please disclose the reasons for this expected delay.  Also, please be advised that it is the view of the Division of Investment Management that, under Sections 8(b)(1) and 13(a) of the 1940 Act, an investment company cannot reserve freedom of action to take in excess of six months to invest net proceeds.  See Guide 1 to Form N-2.

Response 3.  Item 7 of Form N-2 requires, in part, that a registrant disclose how long it is expected to take to fully invest the net proceeds of the offering in accordance with the registrant’s investment objectives and policies.  The Fund is continuously offered and, unlike a traditional, underwritten closed-end fund that completes its offering and promptly invests its cash, the Fund constantly raises funds from the sale of Units and manages its cash position to make investments, pay expenses and pay withdrawing investors.  The Fund, in this respect, is more akin to a mutual fund, and we note that Form N-1A does not have a comparable item.  We also note that other continuously offered closed-end funds do not give a specific time frame for the investment of proceeds—see, for example, Partners Group Private Equity, LLC (811- 22210), Arden Sage Multi-Strategy Fund, L.L.C. (333-154909), Ironwood Multi-Strategy Fund LLC (333-169126) and Lazard Alternative Strategies 1099 Fund (333-175797).We have revised the disclosure in the final paragraph under the caption “Summary of Terms—Investment Program—The Fund” accordingly.

Summary of Terms—Investment Strategies—Risk Management (Page 7)

Comment 4.  The fourth paragraph in this section states that the Fund may borrow for investment purposes.  Please confirm to us that the fee table will include, as an expense, interest paid on borrowed funds.

Response 4.  While the Fund may borrow for investment purposes, it currently does not have any borrowings or outstanding loans.  Accordingly, we do not believe that it is necessary or appropriate to include in the fee table a line item for “Interest Payments on Borrowed Funds.”  Should the Fund borrow for investment purposes and pay interest in connection with such borrowings, we confirm that the Fund will include such a line item in the fee table.

Summary of Terms—Other Fees and Expenses (Page 14)

Comment 5.  The first sentence of this section states that the Fund will bear all expenses incurred in the business of the Fund, and a pro-rata portion of the Master Fund’s expenses, including those to which the Fund is subject as an investor in the private investment funds.  Please clarify this disclosure by providing that the Fund, and therefore Fund investors, will bear these expenses.

Response 5.  The requested disclosure has been added.

Summary of Terms—Eligible Investors (Page 15)

Comment 6.  The final paragraph of this section states that the Fund is an illiquid investment, and investors have no right to require the Fund to redeem their Units of the Fund.  Please add this disclosure to the cover page of the Confidential Memorandum.

Response 6.  The requested disclosure has been added.

Summary of Fund Expenses (Page 25)

Comment 7.  Since the offering of Class I Units is subject to the approval by the Commission of the Fund’s pending application for an exemptive order, please delete all references to Class I Units from the fee table and accompanying footnotes until the exemptive order is granted.

Response 7.  The requested deletions have been made.  Additionally, all other references to Class I Units have been deleted.

Comment 8.  Footnote (4) to the fee table provides that the Management Fee is equal to 1.20% on an annualized basis of the greater of (i) the Master Fund’s net asset value and (ii) the Master Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Master Fund that have not yet been drawn for investment.  The disclosure in footnote (4)(ii) is confusing.  Section 15(a)(1) of the 1940 Act requires that the Fund’s investment advisory agreement precisely describe all compensation.  Please revise the disclosure in this footnote and the investment advisory agreement to precisely describe how the fee is calculated.

Also, the footnote concludes with the statement that “[i]n no event with the Management Fee exceed 1.20% as a percentage of the Master Fund’s net asset value.”  Please explain to us, using a numerical example, how this calculation will result in a Management Fee that is not equal to 1.20% of the Master Fund’s net asset value.  Additionally, the “Management Fee” narrative on page 13 of the Confidential Memorandum does not include the statement in footnote (4) limiting the Management Fee to 1.20% of the Master Fund’s net asset value.  Please resolve this inconsistency.

Response 8.  The calculation of the Management Fee has been simplified—the Master Fund will pay the Adviser the Management Fee at the annual rate of 1.20% of the Master Fund’s net asset value.  The disclosure throughout the Confidential Memorandum—under the captions “Summary of Terms—Management Fee” and “Management of the Fund— Investment Advisory Agreement” and in footnote (4) to the fee table—has been revised accordingly.

Comment 9.  Footnote (6) to the fee table states that the investment funds in which the Fund intends to invest “generally charge a management fee of 1.00%-1.75% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and claw back.”  Please add this disclosure to the discussion of “Other Fees and Expenses” on page 14 of the Confidential Memorandum.  In addition, please describe in plain English what is meant by “carried interest allocation, subject to a preferred return and a claw back.”

Response 9.  The requested disclosure has been added under the caption “Summary of Terms—Other Fees and Expenses.”  In addition, we have added disclosure under the captions “Summary of Terms—Investment Program—Carlyle” and “Investment Program—Carlyle” describing in plain English what is meant by “carried interest” and a “clawback,” and, in doing so, have deleted references to “preferred returns” throughout the Confidential Memorandum.

Comment 10.  Footnote (7) to the fee table describes the Adviser’s voluntary “Expense Limitation and Reimbursement Agreement,” which the Adviser, in its sole discretion, may discontinue at any time.  Since the Adviser may terminate this voluntary agreement less than one year from the effective date of the Registration Statement, increasing the Fund’s Total Annual Expenses, please confirm to us that the Expense Limitation and Reimbursement Agreement will not reduce the Fund’s Total Annual Expenses shown in the fee table.

Response 10.  The Adviser has determined to keep the Expense Limitation and Reimbursement Agreement in place for a one-year term beginning with the commencement of operations and ending on the one year anniversary thereof.  The Fund’s Total Annual Expenses, therefore, will not increase less than one year from the effective date of the Registration Statement as a result of the Agreement.  Please note that based on the estimated net assets of the Fund—$300 million—the Specified Expenses are not expected to exceed 0.75% during the first year of operations and, therefore, the Fund has not included line items in the fee table showing the amount of the expense reimbursement or fee waiver and the Fund’s net expenses after subtracting the expense reimbursement or fee waiver from the total annual expenses.

Comment 11.  The Example on page 27 provides the expenses that an investor may expect to pay on a $1,000 investment in the Fund.  Since Class A Units have a sales load, please delete the portion of the Example which reflects the Fund’s expenses without a sales load.

Response 11.  It is respectfully requested that the comment be waived.  The Fund discloses in footnote (2) to the fee table and under the caption “Application for Investment—Purchase Terms” that while investors in Class A Units may be charged a placement fee, the Fund and/or an authorized broker or dealer may, in its discretion, waive the placement fee for certain investors.  We, therefore, believe that it is appropriate to include two examples—one reflecting the Fund’s expenses with a sales load and one reflecting the Fund’s expenses without a sales load.

Investment Program—Carlyle (Page 28)

Comment 12.  Please correct the numbering of the footnote at the end of page 28 from “2” to “1.”

Response 12.  The requested correction has been made.

Types of Investments and Related Risk Factors—Investments in Non-Voting Stock; Inability to Vote (Page 44)

Comment 13.  This section provides that the Master Fund intends to hold its interests in the investment funds in non-voting form.  Please disclose why the Master Fund intends to hold these interests in non-voting form, and whether the Master Fund’s Board of Directors has approved this policy.

Response 13.  Disclosure regarding why the Master Fund intends to hold its interests in non-voting form has been added.  We advise you supplementally that the policy has been discussed with and reviewed by the Master Fund’s Board of Directors.

Management of the Fund—Portfolio Management (Page 62)

Comment 14.  In addition to the information provided in this section, please provide each portfolio manager’s business experience during the past five years.  See Item 9.c of Form N-2.

Response 14.  The requested disclosure has been added.

Repurchases of Units and Transfers—Repurchases of Units (Page 76)

Comment 15.  The fourth paragraph on page 76 provides that the Fund may offer to repurchase Units at a discount to their net asset value that reflects prevailing market conditions.  Please explain to us why prevailing market conditions would not be reflected in the Fund’s net asset value.  Additionally, please explain to us why it would be appropriate for the Fund to repurchase Units at a discount to their net asset value.

Response 15.  The Fund no longer contemplates offering, under certain circumstances, to repurchase Units at a discount to their prevailing net asset value.  We, therefore, have deleted such disclosure throughout the Confidential Memorandum.

Calculation of Net Asset Value (Page 78)

Comment 16.  This section describes the valuation procedures which the Funds’ Boards of Directors have approved.  Please provide us with a copy of the valuation procedures adopted by the Boards of Directors to discharge their responsibilities under Section 2(a)(41) of the 1940 Act.

Response 16.  The Fund’s valuation procedures will be provided to you supplementally.

APPENDIX B:  CARLYLE FUND INFORMATION (Corporate Private Equity)

Carlyle Corporate Private Equity Fund Metrics (Page B-2)

Comment 17.  The table of information regarding Carlyle’s corporate private equity funds is very confusing.  For example, with regard to the fund identified as “CP II,” the amounts in the two columns under the headings “Cumulative Investment Capital(2)” are identical, while the amounts in these same two columns for the fund identified as “CP III” are different.  Please review this table to provide investors with a clearer presentation of this information.

Response 17.  The table of information regarding Carlyle’s corporate private equity funds has been reviewed and revised to provide investors with a clearer presentation of the information.  The table has been divided in two, so that each half—”Total Investments” and “Realized/Partially Realized Investments”—is viewed as distinct from the other.  Additional disclosure also has been added to footnote (2) regarding the fact that the “Cumulative Invested Capital” will be the same for both “Total Investments” and “Realized/Partially Realized Investments” only in instances where investments in a portfolio company have been fully realized.

_______________________________

In addition to the foregoing changes, each Amendment also includes certain other updating of financial information and numerical data, and disclosure clarifications.

Please be advised that concurrent with the filing of each Amendment, a separate letter from the Funds is being submitted in which each Fund acknowledges that:

•	nothing forecloses the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

*     *     *     *     *     *     *     *

We hope the Staff finds this letter and the revisions in the Feeder Fund’s Confidential Memorandum and the Master Fund’s Registration Statement responsive to the Staff’s comments.  Should you have any questions or comments, please feel free to contact me at 212.806.6274 (bgreen@stroock.com) or Gary L. Granik of this office at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/  Brad A. Green
Brad A. Green

cc:  Gary L. Granik

CPG CARLYLE PRIVATE EQUITY FUND, LLC
CPG CARLYLE PRIVATE EQUITY MASTER FUND, LLC
c/o Central Park Advisers, LLC
805 Third Avenue
New York, New York 10022

January 11, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Mr. Edward P. Bartz

Re:	CPG Carlyle Private Equity Fund, LLC (File No. 811-22763)
CPG Carlyle Private Equity Master Fund, LLC (File No. 811-22764)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), each undersigned Fund acknowledges the following:

•	nothing forecloses the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing;  and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

CPG Carlyle Private Equity Fund, LLC CPG Carlyle Private Equity Master Fund, LLC

By	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
Authorized Signatory